Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares
Allowance for doubtful accounts	¥ 18,623		¥ 12,433
Accounts payable of consolidated VIE without recourse	584,557	$ 83,593	615,254
Deferred revenue of consolidated VIE without recourse	468,221	66,955	427,702
Accrued expenses and other current liabilities of consolidated VIE without recourse	848,679	121,359	704,410
Operating lease liability current	83,590	11,953	141,971
Income tax payable of the consolidated VIE without recourse	44,787	6,404	157,057
Deferred tax liabilities , current portion of the consolidated VIEs without recourse	531,996	76,074	241,915
Lease liabilities, current portion of the consolidated VIEs without recourse	39,986	$ 5,718	115,105
Beijing Momo Technology Co., Ltd. [Member]
Accounts payable of consolidated VIE without recourse	466,625		510,373
Deferred revenue of consolidated VIE without recourse	396,719		394,895
Accrued expenses and other current liabilities of consolidated VIE without recourse	299,610		331,384
Operating lease liability current	1,650		20,966
Income tax payable of the consolidated VIE without recourse	6,307		19,694
Deferred tax liabilities , current portion of the consolidated VIEs without recourse	1,567		2,820
Lease liabilities, current portion of the consolidated VIEs without recourse	¥ 1,678		¥ 6,672
Class A Common Stock [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized | shares	800,000,000	800,000,000	800,000,000
Ordinary shares, shares issued | shares	246,041,966	246,041,966	260,602,142
Ordinary shares, shares outstanding | shares	223,202,490	223,202,490	247,821,242
Class B Common Stock [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized | shares	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued | shares	80,364,466	80,364,466	80,364,466
Ordinary shares, shares outstanding | shares	80,364,466	80,364,466	80,364,466